Other Revenue (Details) - Schedule of Other Revenue - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Other Revenue [Abstract]
Consultancy income		$ 60,390
Joint venture income		172,170
Grant income	2,135,598	890,113
Other income	5,142	13,409
Other revenue	$ 2,140,740	$ 1,136,082